Segment and Geographic Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 52,409	$ 48,333	$ 44,361	$ 41,460	$ 36,876	$ 37,130	$ 34,507	$ 33,328	$ 186,563	$ 141,841	$ 116,085
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									90,932	60,970	43,574
United Kingdom [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									61,188	55,276	48,595
South Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									27,890	22,342	21,817
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									$ 6,553	$ 3,253	$ 2,099